Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net loss	$ (5,064,000)	$ (4,481,000)	$ (9,230,000)	$ (10,281,000)
Non-cash interest expense	2,519,000	2,161,000	4,424,000	4,283,000
Gain on change in fair value of related party convertible debt	118,000	11,000	311,000	22,000
Loss on disposition of property and equipment, net		2,000	2,000
Stock-based compensation expenses	82,000	11,000	21,000	33,000
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash interest expense	2,519,000	2,161,000	4,424,000	4,283,000
Gain on change in fair value of related party convertible debt	118,000	11,000	311,000	22,000
Loss on disposition of property and equipment, net		2,000	2,000
Stock-based compensation expenses	82,000	11,000	21,000	33,000
Changes in assets and liabilities:
Other receivables		44,000	45,000	(45,000)
Prepaid expenses and other current assets	(140,000)	(110,000)	77,000	(64,000)
Other non-current assets	1,000	(1,000)	(25,000)	(1,000)
Accounts payable	1,027,000	513,000	645,000	533,000
Accrued liabilities	331,000	842,000	1,664,000	1,118,000
Net cash used in operating activities	(1,126,000)	(1,008,000)	(2,066,000)	(4,402,000)
Cash flows from investing activities
Property and equipment, net				(2,000)
Net cash provided by investing activities				(2,000)
Cash flows from financing activities
Proceeds from issuance of senior notes	1,450,000	1,120,000	3,210,000	3,235,000
Proceeds from issuance of convertible loan		16,000	16,000	1,600,000
Proceeds from issuance of promissory notes				375,000
Repayment of senior notes		(115,000)	(150,000)
Repayment of related party promissory notes				(151,000)
Payment of deferred offering costs	(476,000)	(117,000)	(961,000)	(614,000)
Proceeds from issuance of common stock upon exercise of stock options				23,000
Net cash provided by financing activities	974,000	904,000	2,115,000	4,468,000
Net (decrease) in cash	(152,000)	(104,000)	49,000	64,000
Cash at the beginning of the period	191,000	142,000	142,000	78,000
Reconciliation of Cash and Restricted Cash:
Cash, end of the period	44,000		191,000	142,000
Cash at the end of the period	39,000	38,000	191,000	142,000
Supplemental disclosure of cash flow information:
Increase (decrease) in unpaid deferred offering costs	904,000	102,000	269,000	72,000
Supplemental disclosures of non-cash investing and financing information:
Increase (decrease) in unpaid deferred offering costs	904,000	102,000	269,000	72,000
NorthView Acquisition Corp
Cash flows from operating activities
Net loss	(9,316,786)	(1,217,764)	(8,711,619)	1,161,910
Interest income on cash held in Trust Account	(95,084)	(225,184)	(425,416)	(2,248,538)
Change in fair value of warrant liabilities	6,265,530	800,595	539,531	(701,148)
Changes in fair value of convertible promissory note	1,380,059	(126,098)	7,165,953	(177,697)
Changes in fair value of securities purchase agreement	193,878
Adjustments to reconcile net loss to net cash used in operating activities:
Interest income on cash held in Trust Account	(95,084)	(225,184)	(425,416)	(2,248,538)
Change in fair value of warrant liabilities	6,265,530	800,595	539,531	(701,148)
Changes in fair value of convertible promissory note	1,380,059	(126,098)	7,165,953	(177,697)
Changes in fair value of securities purchase agreement	193,878
Changes in assets and liabilities:
Prepaid expenses and other current assets	14,166	(33,750)	(7,416)	311,468
Accounts payable	1,060,055	255,717	235,369	634
Prepaid income taxes	20,988	(66,525)	(30,492)
Prepaid franchise taxes	(15,600)
Income tax payable		(49,061)	(49,061)	(413,210)
Deferred tax liability		(13,661)	(13,661)	(23,279)
Due to related party	(8,820)			25,000
Net cash used in operating activities	(501,614)	(675,731)	(1,296,812)	(2,064,860)
Cash flows from investing activities
Payment of extension fee into Trust Account	(99,285)	(235,733)	(485,350)	(438,360)
Cash withdrawn from Trust Account in connection with redemption	6,510,830	2,653,439	3,248,878	184,845,836
Reimbursement of franchise and income taxes from Trust Account	78,813	204,460	204,459	1,192,438
Net cash provided by investing activities	6,490,358	2,622,166	2,967,987	185,599,914
Cash flows from financing activities
Proceeds from issuance of convertible loan		708,981	797,981	1,121,815
Advance from Profusa	507,633		791,407
Redemption of common stock	(6,510,830)	(2,653,439)	(3,248,878)	(184,845,836)
Net cash provided by financing activities	(6,003,197)	(1,944,458)	(1,659,490)	(183,724,021)
Net (decrease) in cash	(14,453)	1,977	11,685	(188,967)
Cash at the beginning of the period	16,204	4,519	4,519	193,486
Reconciliation of Cash and Restricted Cash:
Cash, end of the period		6,496	16,204
Restricted cash – end of the period	1,751
Cash at the end of the period	1,751	6,496	16,204	4,519
Supplemental disclosure of cash flow information:
Redemption payments due to redeeming stockholders	661,012
Restricted cash – beginning of the period
Income taxes paid	750	173,727	173,727	912,437
Excise tax payable attributable to redemption of common stock	71,718	10,884	16,838	1,864,106
Accretion of common stock to redemption value	164,969	387,062	768,980	2,137,638
Reclassification of common stock subject to redemption to common stock to be redeemed				1,565,078
Supplemental disclosures of non-cash investing and financing information:
Income taxes paid	750	173,727	173,727	912,437
Excise tax payable attributable to redemption of common stock	71,718	10,884	16,838	1,864,106
Accretion of common stock to redemption value	$ 164,969	$ 387,062	768,980	2,137,638
Reclassification of common stock subject to redemption to common stock to be redeemed				$ 1,565,078